Related Parties and Party-In-Interest Transactions (Details) - Company common stock - EBP 011 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares held (in shares)	1,140,314	1,315,447
Fair value	$ 221,300,718	$ 298,435,503
Number of shares purchased (in shares)	28,018
Value of shares purchased	$ 5,425,048
Number of shares sold (in shares)	203,151
Value of shares sold	$ 39,682,481
Dividend income	$ 5,095,305